Restructuring and other costs (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Restructuring (b)			Other (c)			Total
Years Ended December 31 (millions)	2020	2019	2018	2020	2019	2018	2020	2019	2018
Goods and services purchased	$—	$3.0	$0.1	$55.5	$2.8	$0.5	$55.5	$5.8	$0.6
Employee benefits expense	3.2	0.3	3.1	—	—	—	3.2	0.3	3.1
	$3.2	$3.3	$3.2	$55.5	$2.8	$0.5	$58.7	$6.1	$3.7